Fair Value Disclosures - Investment in FXCM (Details) - Investment in FXCM $ in Millions	Nov. 30, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior secured term loan receivable	$ 71.6
Equity method investment, ownership percentage	50.00%